Expense Example - Prospectus-Adviser Class - Payden Equity Income Fund - Adviser Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213